UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2007
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska                November 8, 2007
--------------------------   -----------------------------   -------------------
  Signature                    City, State                    Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                             ------------------------------

Form 13F Information Table Entry Total:         54
                                             ------------------------------

Form 13F Information Table Value Total:      $5,002,891
                                             ------------------------------
                                             (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             30-Sep-07
13F FILE NO. 28-3062
                           FORM 13F INFORMATION TABLE

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
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     COLUMN 1                  COLUMN 2          COLUMN 3     COLUMN 4         COLUMN 5             COLUMN 6   COLUMN 7  COLUMN 8
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                                                               VALUE        SHRS OR    SH/  PUT/   INVESTMENT    OTHER    VOTING
  NAME OF ISSUER             TITLE OF CLASS        CUSIP      (x$1000)      PRN AMT    PRN  CALL   DISCRETION  MANAGERS  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
COVIDIEN LTD                 COM                 G2552X108       87,796      2,115,566 SH             Sole        N/A     Shared
TYCO INTL LTD BERMUDA        SHS                 G9143X208       93,616      2,111,316 SH             Sole        N/A     Shared
TYCO ELECTRONICS LTD         COM NEW             G9144P105       71,319      2,012,966 SH             Sole        N/A      Sole
AMERICAN EXPRESS CO          COM                 025816109      158,625      2,671,800 SH             Sole        N/A     Shared
AMERICAN INTL GROUP INC      COM                 026874107      282,562      4,176,818 SH             Sole        N/A     Shared
APOLLO GROUP INC             CL A                037604105       45,774        761,000 SH             Sole        N/A      Sole
BEACON ROOFING SUPPLY INC    COM                 073685109        4,767        466,400 SH             Sole        N/A     Shared
BED BATH & BEYOND INC        COM                 075896100           59          1,715 SH             Sole        N/A      Sole
BERKSHIRE HATHAWAY INC DEL   CL A                084670108      101,208            854 SH             Sole        N/A     Shared
BERKSHIRE HATHAWAY INC DEL   CL B                084670207      391,050         98,950 SH             Sole        N/A      Sole
BIMINI CAPITAL MANAGEMENT    COM                 090319104          924        700,000 SH             Sole        N/A      Sole
CBRE REALTY FINANCE INC      COM                 12498B307       15,285      2,590,700 SH             Sole        N/A     Shared
CABELAS INC                  COM                 126804301       79,801      3,374,232 SH             Sole        N/A     Shared
CEMEX SAB DE CV              SPON ADR NEW        151290889          688         23,000 SH             Sole        N/A      Sole
CITIGROUP INC                COM                 172967101          700         15,000 SH             Sole        N/A      Sole
COINSTAR INC                 COM                 19259P300       44,894      1,395,521 SH             Sole        N/A     Shared
COMCAST CORP NEW             CL A                20030N101      120,477      4,982,500 SH             Sole        N/A      Sole
COMCAST CORP NEW             CL A SPL            20030N200        4,453        185,841 SH             Sole        N/A     Shared
CONVERA CORP                 CL A                211919105        2,613        670,000 SH             Sole        N/A      Sole
CORINTHIAN COLLEGES INC      COM                 218868107          255         16,000 SH             Sole        N/A      Sole
COUNTRYWIDE FINANCIAL CORP   COM                 222372104      303,842     15,983,284 SH             Sole        N/A     Shared
CUMULUS MEDIA INC            CL A                231082108       30,505      2,984,818 SH             Sole        N/A      Sole
DAILY JOURNAL CORP           COM                 233912104        4,640        116,000 SH             Sole        N/A      Sole
DELL INC                     COM                 24702R101      166,245      6,023,380 SH             Sole        N/A     Shared
DIAGEO P L C                 SPON ADR NEW        25243Q205          658          7,500 SH             Sole        N/A      Sole
EAGLE MATERIALS INC          COM                 26969P108          894         25,015 SH             Sole        N/A      Sole
FEDERAL HOME LN MTG CORP     COM                 313400301       50,226        851,149 SH             Sole        N/A     Shared
FEDERAL NATL MTG ASSN        COM                 313586109      221,858      3,648,388 SH             Sole        N/A     Shared
IAC INTERACTIVECORP          COM NEW             44919P300       83,135      2,802,000 SH             Sole        N/A     Shared
INTELLIGENT SYS CORP NEW     COM                 45816D100        3,006        883,999 SH             Sole        N/A      Sole
IRON MTN INC                 COM                 462846106        1,158         38,000 SH             Sole        N/A      Sole
LABORATORY CORP AMER HLDGS   COM NEW             50540R409          821         10,500 SH             Sole        N/A      Sole
LABOR READY INC              COM NEW             505401208          167          9,025 SH             Sole        N/A      Sole
LIBERTY GLOBAL INC           COM SER C           530555309      150,305      3,887,872 SH             Sole        N/A     Shared
LIBERTY MEDIA HLDG CORP      INT COM SER A       53071M104      210,635     10,964,875 SH             Sole        N/A     Shared
LIBERTY MEDIA HLDG CORP      CAP COM SER A       53071M302      272,258      2,181,028 SH             Sole        N/A     Shared
LOWES COS INC                COM                 548661107      125,513      4,479,400 SH             Sole        N/A     Shared
MOHAWK INDS INC              COM                 608190104       62,766        772,030 SH             Sole        N/A     Shared
NEWCASTLE INVT CORP          COM                 65105M108       44,642      2,533,589 SH             Sole        N/A     Shared
OMNICARE INC                 COM                 681904108      169,958      5,130,035 SH             Sole        N/A     Shared
REDWOOD TR INC               COM                 758075402      169,552      5,103,915 SH             Sole        N/A     Shared
SIX FLAGS INC                COM                 83001P109       16,397      4,739,100 SH             Sole        N/A      Sole
TD AMERITRADE HLDG CORP      COM                 87236Y108       21,694      1,190,650 SH             Sole        N/A     Shared
TELEPHONE & DATA SYS INC     COM                 879433100       13,350        200,000 SH             Sole        N/A      Sole
TELEPHONE & DATA SYS INC     SPL COM             879433860      221,714      3,576,026 SH             Sole        N/A     Shared
US BANCORP DEL               COM NEW             902973304        3,253        100,000 SH             Sole        N/A      Sole
U S G CORP                   COM NEW             903293405      113,014      3,009,700 SH             Sole        N/A     Shared
UNITED PARCEL SERVICE INC    CL B                911312106       34,809        463,500 SH             Sole        N/A      Sole
UNITEDHEALTH GROUP INC       COM                 91324P102      325,654      6,724,216 SH             Sole        N/A     Shared
VULCAN MATLS CO              COM                 929160109       26,271        294,685 SH             Sole        N/A      Sole
WAL MART STORES INC          COM                 931142103      225,764      5,172,153 SH             Sole        N/A     Shared
WASHINGTON POST CO           CL B                939640108      205,597        256,100 SH             Sole        N/A      Sole
WELLPOINT INC                COM                 94973V107      160,272      2,030,812 SH             Sole        N/A     Shared
WELLS FARGO & CO NEW         COM                 949746101       55,452      1,556,774 SH             Sole        N/A     Shared
                                                          ----------------------------
                             54                               5,002,891    126,119,697
                                                          ----------------------------

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